OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Items Of Statement Of Comprehensive Income
Current tax	$ 19	$ 99	$ 67
Deferred tax	272	46	10
Difference between previous fiscal year income tax provision and the income tax statement	27	(21)
Total income tax - Loss	318	124	77
Profit before income tax	$ 623	$ 581	$ 390
Current tax rate	35.00%	35.00%	35.00%
Income tax at the statutary tax rate	$ 218	$ 203	$ 138
Share of profit from companies	1	(37)	(40)
Non-taxable results	(17)	(3)	(1)
Effects of exchange differences and other results associated with the valuation of the currency, net	752	275	79
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(1,146)	(575)	(269)
Effect of change in tax rate			(6)
Effect for tax inflation adjustment	501	253	169
Unrecognized deferred assets			4
Difference between previous fiscal year income tax and deferred tax provision and the income tax statement	3	2	1
Non-deductible cost	9	4	3
Impairment on deferred tax assets	(3)	2
Other			$ (1)